Fair Value Measurements (Details) - Schedule of change in the level 3 fair value of the derivative warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Schedule of change in the level 3 fair value of the derivative warrant liabilities [Abstract]
Warrant liabilities at December 31, 2020	$ 16,698,635
Change in fair value of warrant liabilities	(11,150,880)
Transfer of public warrants to level 1	(3,277,500)
Warrant liabilities at December 31, 2020	$ 2,270,255